Stockholders' Equity - Summary of Status of Options Granted (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Number of Options, Outstanding Balance	210,834		211,559	211,559	139,395	119,106
Number of Options, Granted	0	0	0	0	95,800	58,324
Number of Options, Exercised					0	(1,167)
Number of Options, Forfeited	(107)	(720)	(720)	(143)	(18,812)	(24,538)
Number of Options, Expired	(499)	0	(5)	(499)	(4,824)	(12,330)
Number of Options, Outstanding Balance	9,936	210,834	210,834	9,936	211,559	139,395	119,106
Number of Options, Vested and expected to vest					211,559
Number of Options, Exercisable					10,445
Weighted Average Exercise Price, Outstanding Balance			$ 20.58	$ 20.58	$ 31.16	$ 44.00
Weighted Average Exercise Price, Granted					3.84	17.58
Weighted Average Exercise Price, Exercised					0	7.01
Weighted Average Exercise Price, Forfeited					11.98	36.31
Weighted Average Exercise Price, Expired					56.12	83.49
Weighted Average Exercise Price, Outstanding Balance					20.58	$ 31.16	$ 44.00
Weighted Average Exercise Price, Vested and expected to vest					20.58
Weighted Average Exercise Price, Exercisable					$ 1.25
Weighted-Average Remaining Contractual Life, Outstanding (in years)					7 years 7 months 6 days	8 years 3 months 18 days	8 years 7 months 6 days
Weighted-Average Remaining Contractual Life, Vested and expected to vest (in years)					7 years 7 months 6 days
Weighted-Average Remaining Contractual Life, Exercisable (in years)					5 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding			$ 52,200	$ 52,200	$ 3,733,900	$ 66,329,800
Aggregate Intrinsic Value, Exercised					0	1,125,600
Aggregate Intrinsic Value, Outstanding					52,200	$ 3,733,900	$ 66,329,800
Aggregate Intrinsic Value, Vested and expected to vest					52,200
Aggregate Intrinsic Value, Exercisable					$ 52,200